Related party transactions (Details) (USD $)								0 Months Ended			0 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Officer One [Member]	Dec. 31, 2010 Officer One [Member]	Jun. 30, 2013 Officer Two [Member]	Dec. 31, 2010 Officer Two [Member]	Jun. 30, 2013 Employee [Member]	Dec. 31, 2010 Employee [Member]	Aug. 15, 2011 Company Director [Member]	Apr. 01, 2009 Company Director [Member]	Jun. 30, 2013 Company Director [Member]	Nov. 05, 2008 Director [Member]	Jun. 30, 2013 Director [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 13,000		$ 9,760		$ 9,500	$ 86,000	$ 50,000		$ 77,000
Debt, gross		2,000		9,760		9,500		71,000		71,000		79,913
Debt instrument, interest rate			10.00%		10.00%		10.00%		10.00%		10.00%
Accrued interest payable	50,960	2,150		2,440		2,375				33,611		62,819
Repayments of debt								15,000
Interest capitalized									36,000
Debt instrument, daily late fee											250
Amount of payment applied to principal											72,000
Amount of payment applied to interest											$ 5,000
Date the note was called										Jun. 30, 2013